SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of supplier (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total net revenues were executed and cleared by one supplier | Concentration of supplier
Concentration risk
Concentration risk (in percent)	74.80%	78.40%	96.80%